Cover	Jan. 21, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 21, 2025
Entity Registrant Name	CASS INFORMATION SYSTEMS, INC.
Entity Incorporation, State or Country Code	MO
Entity File Number	000-20827
Entity Tax Identification Number	43-1265338
Entity Address, Address Line One	12444 Powerscourt Drive
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63131
City Area Code	314
Local Phone Number	506-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.50 per share
Trading Symbol	CASS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000708781
Amendment Flag	false
Current Fiscal Year End Date	--12-31